CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (USD $)	Common Stock [Member]	Additional Paid-In Capital [Member]	Statutory Reserves [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Parent [Member]	Noncontrolling Interest [Member]	Total
Balance at Jul. 01, 2009	$ 49,943	$ 131,220,209	$ 15,135,442	$ 13,232,254	$ 13,902,045	$ 173,539,893	$ 22,479,241	$ 196,019,134
Balance (in shares) at Jul. 01, 2009	49,942,614
Share based compensation expenses	0	524,076	0	0	0	524,076	0	524,076
Acquisition of additional equity interest in a subsidiary from noncontrolling interests	4,414	7,006,970	2,261,335	0	2,460,534	11,733,253	(24,305,847)	(12,572,594)
Acquisition of additional equity interest in a subsidiary from noncontrolling interest (in shares)	4,413,948
Acquisition of a subsidiary	0	0	0	0	0	0	7,548	7,548
Capital contribution from noncontrolling interests	0	0	0	0	0	0	717,626	717,626
Issuance of ordinary shares upon exercise of UPO	93	(93)	0	0	0	0	0	0
Issuance of ordinary shares upon exercise of UPO (in shares)	92,567
Net income	0	0	0	25,704,538	0	25,704,538	1,851,453	27,555,991
Foreign currency translation adjustments	0	0	0	0	1,194,965	1,194,965	24,844	1,219,809
Balance at Jun. 30, 2010	54,450	138,751,162	17,396,777	38,936,792	17,557,544	212,696,725	774,865	213,471,590
Balance (in shares) at Jun. 30, 2010	54,449,129
Share based compensation expenses	0	551,966	0	0	0	551,966	0	551,966
Issuance of ordinary shares upon exercise of UPO	243	1,070,457	0	0	0	1,070,700	0	1,070,700
Issuance of ordinary shares upon exercise of UPO (in shares)	243,000
Net income	0	0	0	41,469,998	0	41,469,998	(4,884)	41,465,114
Appropriations to statutory reserves	0	0	5,665,002	(5,665,002)	0	0	0	0
Foreign currency translation adjustments	0	0	0	0	9,268,268	9,268,268	40,637	9,308,905
Balance at Jun. 30, 2011	54,693	140,373,585	23,061,779	74,741,788	26,825,812	265,057,657	810,618	265,868,275
Balance (in shares) at Jun. 30, 2011	54,692,129
Balance at Jul. 01, 2011	54,693	140,373,585	23,061,779	74,741,788	26,825,812	265,057,657	810,618	265,868,275
Balance (in shares) at Jul. 01, 2011	54,692,129
Share based compensation expenses	0	1,139,368	0	0	0	1,139,368	0	1,139,368
Acquisition of a subsidiary	1,006	9,120,493	0	0	0	9,121,499	0	9,121,499
Acquisition of a subsidiary (in shares)	1,006,788
Issuance of ordinary shares upon exercise of UPO	300	671,700	0	0	0	672,000	0	672,000
Issuance of ordinary shares upon exercise of UPO (in shares)	300,000
Net income	0	0	0	56,221,847	0	56,221,847	351,900	56,573,747
Appropriations to statutory reserves	0	0	29,293	(29,293)	0	0	0	0
Foreign currency translation adjustments	0	0	0	0	5,888,744	5,888,744	21,346	5,910,090
Balance at Jun. 30, 2012	$ 55,999	$ 151,305,146	$ 23,091,072	$ 130,934,342	$ 32,714,556	$ 338,101,115	$ 1,183,864	$ 339,284,979
Balance (in shares) at Jun. 30, 2012	55,998,917